Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Collateral and Contractual Commitments for Acquisition of Property, Plant And Equipment, Loans to Customers and Other

Million US dollar	31 December 2021	31 December 2020
Collateral given for own liabilities	310	391
Contractual commitments to purchase property, plant and equipment	449	528
Contractual commitments to acquire loans to associates/customers	142	150
Other commitments	1 943	1 953